BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (103.8%)
	Arizona (0.6%)
$2,250,000	Coconino County Pollution Control Corp., Revenue Bonds[1,2]	09/01/32	1.875%	$2,304,226
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	3,043,984
205,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	217,777
	Total Arizona			5,565,987

	California (12.7%)
3,640,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	3,582,762
510,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	498,431
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	947,774
1,040,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/28	0.000	946,395
2,140,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[3]	08/01/29	0.000	1,896,675
3,120,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/30	0.000	2,693,446
3,000,000	Bay Area Toll Authority, Revenue Bonds	04/01/54	5.000	3,392,281
4,375,000	Burbank Unified School District, General Obligation Bonds, NPFG[3]	08/01/23	0.000	4,326,241
6,550,000	Burbank Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	6,416,711
3,000,000	California Infrastructure & Economic Development Bank, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.350%)[2]	08/01/47	0.370	3,000,042
6,060,000	California Infrastructure & Economic Development Bank, Revenue Bonds (1-Month USD-LIBOR + 0.330%)[2]	10/01/47	0.400	6,062,558
1,185,000	California Pollution Control Financing Authority, Revenue Bonds[1,2]	11/01/40	3.125	1,320,407
1,000,000	Center Unified School District, General Obligation Bonds, BAM[3]	08/01/29	0.000	864,527
1,100,000	Center Unified School District, General Obligation Bonds, BAM[3]	08/01/30	0.000	913,815
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	800,123
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	02/01/34	0.000	782,104
2,160,000	Chula Vista Elementary School District, Revenue Bonds[3]	08/01/23	0.000	2,147,435
4,050,000	Coast Community College District, General Obligation Bonds, AGM[3]	08/01/28	0.000	3,778,905
2,000,000	Coast Community College District, General Obligation Bonds[3]	08/01/35	0.000	1,479,007
1,015,000	Downey Unified School District, General Obligation Bonds[3]	08/01/33	0.000	776,533
1,000,000	Downey Unified School District, General Obligation Bonds[3]	08/01/35	0.000	699,217
2,000,000	Glendale Community College District, General Obligation Bonds[3]	08/01/32	0.000	1,652,251
2,500,000	Glendale Community College District, General Obligation Bonds[3]	08/01/33	0.000	1,993,021
3,350,000	Glendale Community College District, General Obligation Bonds[3]	08/01/35	0.000	2,495,490
5,240,000	Glendale Community College District, General Obligation Bonds[3]	08/01/36	0.000	3,767,730
1,900,000	Glendale Community College District, General Obligation Bonds[3]	08/01/37	0.000	1,318,493
1,040,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[3]	06/01/25	0.000	1,014,783
5,500,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AMBAC[3]	06/01/27	0.000	5,202,035
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[3]	07/15/30	0.000	889,981
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[3]	08/01/26	0.000	1,050,874
1,660,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/27	0.000	1,553,772
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/30	0.000	962,542
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	771,980
680,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	1.554	707,857

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$1,045,000	Monterey Peninsula Community College District, General Obligation Bonds[3]	08/01/29	0.000%	$897,884
4,000,000	Newark Unified School District, General Obligation Bonds, AGM[3]	08/01/25	0.000	3,900,874
9,150,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[2]	07/01/27	0.817	9,202,607
1,725,000	Oak Grove School District, General Obligation Bonds[3]	08/01/31	0.000	1,417,719
1,030,000	Oak Grove School District, General Obligation Bonds[3]	08/01/32	0.000	843,738
1,050,000	Oak Park Unified School District, General Obligation Bonds, AGM[3]	08/01/28	0.000	960,822
975,000	Placer Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	841,713
775,000	Roseville Joint Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	678,071
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	737,355
2,415,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/34	0.000	1,619,996
3,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/37	0.000	1,748,741
2,550,000	San Mateo County Transportation Authority, Revenue Bonds[4]	08/02/21	0.030	2,550,000
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	981,992
1,140,000	Santa Rita Union School District, General Obligation Bonds, AGM[3]	08/01/33	0.000	874,999
2,500,000	State of California, General Obligation Bonds	11/01/28	5.000	3,268,093
2,500,000	State of California, General Obligation Bonds[5]	09/01/29	5.000	3,324,516
2,500,000	State of California, General Obligation Bonds[5]	09/01/30	5.000	3,400,431
2,415,000	State of California, General Obligation Bonds	12/01/32	2.850	2,674,694
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[3]	08/01/24	0.000	982,579
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	829,392
	Total California			112,442,414

	Colorado (1.1%)
1,257,718	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	1,336,141
1,900,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/25	0.000	1,843,762
1,750,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/27	0.000	1,641,488
5,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.350%)[2]	09/01/39	0.384	5,006,795
	Total Colorado			9,828,186

	Connecticut (4.9%)
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,159,351
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	549,310
1,605,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/26	1.150	1,613,640
1,070,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/26	1.200	1,076,090
2,120,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/27	1.350	2,144,443
1,000,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/27	1.400	1,012,045
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	169,336
350,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	359,462
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	411,413
1,280,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/41	4.000	1,389,000
4,650,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/35	0.375	4,667,858

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$4,745,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/37	0.250%	$4,745,934
2,845,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/42	2.000	3,054,942
3,705,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	3,841,688
395,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.900%)[2]	03/01/23	0.920	398,028
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	1.010	1,021,290
1,845,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	2,074,010
2,050,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/25	5.000	2,435,953
2,945,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	3,627,603
1,065,000	State of Connecticut Special Tax Revenue, Revenue Bonds	08/01/27	5.000	1,258,977
2,205,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	2,801,587
1,115,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/30	5.000	1,498,055
2,000,000	State of Connecticut Special Tax Revenue, Revenue Bonds	05/01/36	4.000	2,438,489
	Total Connecticut			43,748,504

	District of Columbia (0.9%)
1,000,000	District of Columbia, Revenue Bonds	03/01/27	5.000	1,247,181
5,000,000	District of Columbia, Revenue Bonds	10/01/28	5.000	6,506,484
	Total District of Columbia			7,753,665

	Florida (1.8%)
1,015,000	County of Hillsborough Solid Waste & Resource Recovery Revenue, Revenue Bonds	09/01/24	5.000	1,151,111
970,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/49	4.000	1,058,512
4,020,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	4.250	4,449,083
1,750,000	State of Florida, General Obligation Bonds	06/01/26	5.000	2,139,315
2,125,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/25	5.000	2,516,625
3,875,000	State of Florida Lottery Revenue, Revenue Bonds	07/01/27	5.000	4,749,912
	Total Florida			16,064,558

	Georgia (4.3%)
500,000	Development Authority of Burke County, Revenue Bonds[4]	08/02/21	0.020	500,000
3,600,000	Development Authority of Burke County, Revenue Bonds[4]	08/02/21	0.040	3,600,000
4,850,000	Development Authority of Burke County, Revenue Bonds[1,2]	10/01/32	2.250	5,020,705
5,000,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	5,138,168
1,200,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.000	1,247,451
2,565,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,790,812
345,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/25	5.000	398,203
1,265,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/26	5.000	1,511,570
800,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/27	5.000	982,226
990,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	1,259,103
2,700,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/29	5.000	3,395,780

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Georgia (continued)
$1,140,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/31	5.000%	$1,437,151
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,253,563
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	625,150
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,804,980
3,690,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,791,968
1,200,000	State of Georgia, General Obligation Bonds	02/01/25	5.000	1,401,006
1,710,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	2,125,932
	Total Georgia			38,283,768

	Hawaii (1.7%)
2,250,000	City & County of Honolulu, General Obligation Bonds[5]	11/01/23	5.000	2,372,511
3,750,000	City & County of Honolulu, General Obligation Bonds[5]	11/01/27	5.000	4,487,482
4,345,000	City & County of Honolulu, General Obligation Bonds[5]	11/01/28	5.000	5,328,777
2,000,000	City & County of Honolulu, General Obligation Bonds[5]	11/01/29	5.000	2,506,366
	Total Hawaii			14,695,136

	Illinois (4.7%)
1,500,000	Illinois Finance Authority, Revenue Bonds[4]	08/02/21	0.030	1,500,000
1,350,000	Illinois Finance Authority, Revenue Bonds	10/01/23	5.000	1,489,193
3,500,000	Illinois Finance Authority, Revenue Bonds	10/01/25	5.000	4,164,173
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/27	5.000	2,521,887
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/28	5.000	2,581,663
2,990,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,305,475
1,285,000	Illinois Finance Authority, Revenue Bonds	08/15/32	5.000	1,714,373
2,000,000	Illinois Finance Authority, Revenue Bonds	10/01/33	5.000	2,862,404
2,000,000	Illinois Finance Authority, Revenue Bonds	08/15/34	5.000	2,647,013
2,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,016,655
95,000	Illinois Finance Authority, Revenue Bonds[1,2]	07/15/57	5.000	101,284
2,585,000	Metropolitan Pier & Exposition Authority, Revenue Bonds	07/01/26	7.000	3,095,694
4,675,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	5,299,585
905,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/26	5.000	1,099,063
4,300,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/27	5.000	5,194,838
870,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/28	5.000	1,045,278
	Total Illinois			41,638,578

	Indiana (1.8%)
1,665,000	Indiana Bond Bank, Revenue Bonds (3-Month USD-LIBOR + 0.970%)[2]	10/15/22	1.054	1,665,610
2,000,000	Indiana Finance Authority, Revenue Bonds[1,2]	12/01/58	2.250	2,131,097
2,500,000	Indiana Housing & Community Development Authority, Revenue Bonds[4]	08/02/21	0.040	2,500,000
1,580,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/22	5.000	1,645,817
1,565,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	01/01/23	5.000	1,663,585
3,605,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	4,004,226

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Indiana (continued)
$2,265,000	Indiana Housing & Community Development Authority, Revenue Bonds, GNMA	07/01/49	3.250%	$2,461,499
	Total Indiana			16,071,834

	Iowa (0.7%)
1,400,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[4]	08/06/21	0.020	1,400,000
460,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	488,338
3,905,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	4,341,096
	Total Iowa			6,229,434

	Kentucky (1.2%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	5,085,706
4,965,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	5,582,931
	Total Kentucky			10,668,637

	Maryland (2.3%)
1,125,000	County of Baltimore, General Obligation Bonds	02/01/26	5.000	1,360,703
2,200,000	County of Prince George's, General Obligation Bonds	07/15/26	5.000	2,701,313
3,500,000	County of Prince George's, General Obligation Bonds	09/15/27	5.000	4,449,815
135,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	154,652
10,000,000	State of Maryland, General Obligation Bonds	03/15/25	5.000	11,728,450
	Total Maryland			20,394,933

	Massachusetts (3.7%)
1,805,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[1,2]	06/01/22	6.904	1,846,911
12,905,000	Commonwealth of Massachusetts, General Obligation Bonds (3-Month USD-LIBOR + 0.550%)[2]	11/01/25	0.668	12,969,717
4,625,000	Commonwealth of Massachusetts, General Obligation Bonds	07/01/26	5.000	5,664,190
1,200,000	Commonwealth of Massachusetts, General Obligation Bonds	09/01/26	5.000	1,477,461
5,000,000	Massachusetts Clean Water Trust, Revenue Bonds (U.S. Consumer Price Indexs + 0.990%)[2]	08/01/23	5.983	5,245,680
5,000,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[4]	08/02/21	0.030	5,000,000
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	400,502
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	527,697
	Total Massachusetts			33,132,158

	Michigan (4.6%)
1,930,000	Brighton Area School District, General Obligation Bonds	05/01/33	3.000	2,175,753
2,385,000	Brighton Area School District, General Obligation Bonds	05/01/34	3.000	2,673,516
90,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	99,636
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	411,278
5,025,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	5.250	6,710,937
5,350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	6,662,389
1,550,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	2,118,123
3,940,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	5,374,752
1,195,000	Michigan Finance Authority, Revenue Bonds	05/01/28	5.000	1,451,827

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Michigan (continued)
$3,850,000	Michigan Finance Authority, Revenue Bonds[1,2]	10/15/38	1.200%	$3,910,183
1,235,000	Pontiac School District, General Obligation Bonds	05/01/26	5.000	1,501,072
1,355,000	Pontiac School District, General Obligation Bonds	05/01/27	5.000	1,698,199
1,480,000	Pontiac School District, General Obligation Bonds	05/01/28	5.000	1,905,963
1,240,000	Pontiac School District, General Obligation Bonds	05/01/31	5.000	1,659,660
1,250,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/23	5.000	1,388,605
1,000,000	State of Michigan Trunk Line Revenue, Revenue Bonds	11/15/24	5.000	1,156,027
	Total Michigan			40,897,920

	Minnesota (3.9%)
1,700,000	City of Minneapolis, Revenue Bonds[4]	08/06/21	0.020	1,700,000
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3,5]	02/01/31	0.000	1,085,747
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3,5]	02/01/32	0.000	848,852
1,025,000	Duluth Independent School District No 709, General Obligation Bonds[3,5]	02/01/33	0.000	802,483
865,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.750	903,819
1,525,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/28	1.300	1,542,869
813,102	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	858,305
971,263	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	1,024,629
2,557,458	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	2,703,065
910,814	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	960,043
5,078,869	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	5,194,757
3,000,000	Minnesota Housing Finance Agency, Revenue Bonds	01/01/51	3.000	3,289,697
1,000,000	Sartell-St Stephen Independent School District No 748, General Obligation Bonds[3]	02/01/33	0.000	742,454
6,655,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/28	0.000	6,155,638
5,155,000	Shakopee Independent School District No 720, General Obligation Bonds[3]	02/01/29	0.000	4,655,904
2,250,000	St Paul Independent School District No 625, Certificates of Participation	02/01/32	2.000	2,351,876
	Total Minnesota			34,820,138

	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	1,053,563
	Total Mississippi			1,053,563

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Missouri (0.4%)
$3,520,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/51	3.250%	$3,896,383
	Total Missouri			3,896,383

	Montana (0.1%)
1,190,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	1,295,978
	Total Montana			1,295,978

	Nebraska (1.9%)
2,515,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	2,642,975
3,675,000	Central Plains Energy Project, Revenue Bonds[1,2]	03/01/50	5.000	4,064,530
1,650,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/28	1.850	1,724,633
1,480,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/28	1.900	1,550,875
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/29	1.950	1,793,916
1,710,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/33	1.950	1,736,100
2,875,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	3,152,303
	Total Nebraska			16,665,332

	Nevada (0.1%)
1,250,000	County of Clark, Revenue Bonds[1,2]	01/01/36	1.650	1,278,202
	Total Nevada			1,278,202

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	1,084,151
	Total New Hampshire			1,084,151

	New Jersey (6.6%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,626,266
2,055,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/22	2.500	2,096,240
2,075,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/23	2.500	2,153,261
1,630,000	Mount Laurel Township Board of Education, General Obligation Bonds	09/01/24	2.500	1,717,837
3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	1.570	3,886,166
5,100,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.600%)[2]	03/01/28	1.620	5,177,063
5,500,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/29	1.100	5,516,119
2,200,000	New Jersey Economic Development Authority, Revenue Bonds[1,2]	11/01/34	1.200	2,227,577
3,350,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds[1,2]	07/01/45	5.000	4,060,144
3,345,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/26	0.000	3,142,379
1,380,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/28	0.000	1,238,399
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[5]	06/15/30	5.000	8,795,479

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (continued)
$4,405,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/30	0.000%	$3,747,409
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	4,964,253
2,760,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	0.820	2,771,304
1,375,000	Rumson Boro School District, General Obligation Bonds	07/15/33	2.000	1,432,261
1,750,000	Township of Ewing, General Obligation Bonds	08/01/27	3.000	1,939,370
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,817,191
	Total New Jersey			58,308,718

	New Mexico (0.5%)
1,490,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,641,463
2,890,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	3,195,902
	Total New Mexico			4,837,365

	New York (6.4%)
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	02/01/22	4.000	5,092,332
4,165,000	Metropolitan Transportation Authority, Revenue Bonds (1-Month USD-LIBOR + 0.820%)[2]	11/01/26	0.887	4,178,549
5,750,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[2]	11/01/35	0.364	5,752,917
10,200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[4]	08/02/21	0.030	10,200,000
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	08/01/28	5.000	5,186,947
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	11/01/28	5.000	3,914,300
2,660,000	New York City Water & Sewer System, Revenue Bonds[4]	08/02/21	0.030	2,660,000
925,000	New York State Dormitory Authority, Revenue Bonds	02/15/24	5.000	1,039,146
5,000,000	New York State Urban Development Corp., Revenue Bonds	03/15/28	5.000	6,430,874
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/32	2.000	5,142,131
3,500,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	3,567,424
3,350,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 0.380%)[2]	01/01/32	0.414	3,350,323
	Total New York			56,514,943

	North Carolina (2.6%)
2,315,000	County of New Hanover, Revenue Bonds	10/01/26	5.000	2,829,233
1,725,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,941,765
780,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	801,813
790,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	819,731

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	North Carolina (continued)
$1,625,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/28	1.100%	$1,629,527
4,550,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	5,073,833
2,645,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	2,979,749
1,570,000	State of North Carolina, General Obligation Bonds	06/01/24	5.000	1,785,490
2,000,000	State of North Carolina, General Obligation Bonds	06/01/27	5.000	2,523,101
2,225,000	State of North Carolina, General Obligation Bonds	06/01/32	2.000	2,355,053
	Total North Carolina			22,739,295

	North Dakota (2.1%)
1,000,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/29	1.650	1,017,543
2,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/32	2.800	2,384,331
4,230,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	4,702,646
9,960,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/51	3.000	10,911,948
	Total North Dakota			19,016,468

	Ohio (2.9%)
16,200,000	Ohio Higher Educational Facility Commission, Revenue Bonds[4]	08/02/21	0.010	16,200,000
2,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds (1-Month USD-LIBOR + 0.420%)[2]	10/01/44	0.490	2,000,681
4,750,000	State of Ohio, Revenue Bonds[4]	08/02/21	0.020	4,750,000
2,195,000	State of Ohio, General Obligation Bonds	08/01/25	5.000	2,607,289
	Total Ohio			25,557,970

	Oklahoma (0.8%)
4,325,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	4,813,475
1,970,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,180,117
	Total Oklahoma			6,993,592

	Oregon (5.6%)
5,400,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/35	0.000	4,157,670
1,020,000	Clackamas County School District No 115, General Obligation Bonds[3]	06/15/27	0.000	962,439
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[3]	06/15/27	0.000	1,584,985
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,177,229
3,905,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/25	0.000	3,830,836
4,335,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,199,537
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/26	0.000	4,808,654
5,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/27	0.000	4,726,107
535,000	Salem-Keizer School District No 24J, General Obligation Bonds	06/15/27	5.000	672,161
1,500,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	1,402,764
2,745,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/28	0.000	2,544,362

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$2,185,000	Salem-Keizer School District No 24J, General Obligation Bonds	06/15/29	5.000%	$2,886,915
1,800,000	Salem-Keizer School District No 24J, General Obligation Bonds	06/15/30	5.000	2,429,752
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/31	0.000	897,585
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/33	0.000	807,068
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	788,449
3,700,000	State of Oregon, General Obligation Bonds[4]	08/02/21	0.020	3,700,000
5,000,000	Umatilla County School District No 8R Hermiston, General Obligation Bonds[3]	06/15/32	0.000	4,160,433
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/33	0.000	1,612,465
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,234,585
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	794,025
	Total Oregon			49,378,021

	Other Territory (0.6%)
4,940,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	5,150,571
	Total Other Territory			5,150,571

	Pennsylvania (3.1%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	152,925
85,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	90,659
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	1,077,731
1,225,000	North Penn Water Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.560%)[2]	11/01/24	0.580	1,231,896
5,000,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[1,2]	08/01/37	0.580	5,000,000
2,000,000	School District of Philadelphia, General Obligation Bonds	09/01/23	5.000	2,195,037
635,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	714,377
1,710,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	2,088,030
1,725,000	School District of Philadelphia, General Obligation Bonds	09/01/27	5.000	2,167,236
1,610,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	2,074,085
2,210,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	2,699,192
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	7,621,289
	Total Pennsylvania			27,112,457

	South Carolina (0.1%)
930,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	992,308
	Total South Carolina			992,308

	South Dakota (2.2%)
1,410,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	1,518,772
3,785,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/26	5.000	4,067,881

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	South Dakota (continued)
$1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400%	$1,630,344
505,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	527,011
2,640,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	2,947,324
2,940,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	3,284,958
5,265,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	5,852,598
	Total South Dakota			19,828,888

	Tennessee (1.7%)
2,485,000	Clarksville Natural Gas Acquisition Corp., Revenue Bonds	12/15/21	5.000	2,528,007
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	1,821,236
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/33	0.000	1,443,190
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,275,542
2,610,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/47	3.500	2,779,491
4,905,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/50	3.500	5,466,774
	Total Tennessee			15,314,240

	Texas (9.8%)
1,385,000	City of Denton, General Obligation Bonds	02/15/28	5.000	1,763,695
910,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,034,970
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,377,112
500,000	City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds[1,2]	02/01/48	2.750	516,475
6,325,000	Conroe Independent School District, General Obligation Bonds	02/15/27	5.000	7,866,074
765,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/24	0.000	756,427
420,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/25	0.000	411,235
450,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/26	0.000	434,856
140,000	Crandall Independent School District, General Obligation Bonds[3]	08/15/27	0.000	133,088
2,000,000	Fort Bend Independent School District, General Obligation Bonds	08/15/28	5.000	2,591,190
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,245,503
3,455,000	Leander Independent School District, General Obligation Bonds[3]	08/15/29	0.000	2,614,404
4,000,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	4,000,570
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,220,078
7,500,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	7,502,471
2,000,000	Round Rock Independent School District, General Obligation Bonds	08/01/34	2.750	2,216,643
1,000,000	State of Texas, General Obligation Bonds	08/01/26	5.000	1,217,449
2,440,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/34	2.700	2,566,619
3,642,825	Texas Department of Housing & Community Affairs, Revenue Bonds, FNMA	03/01/35	3.400	4,103,069
1,310,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	1,350,581
12,027,192	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	12,820,266

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$1,020,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000%	$1,160,656
510,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	519,466
12,035,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[2]	12/15/26	0.780	12,123,483
4,080,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	4,809,603
4,185,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	0.570	4,212,419
4,175,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	0.768	4,213,786
655,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	0.950	665,160
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/24	0.000	989,693
1,000,000	Wylie Independent School District, General Obligation Bonds[3]	08/15/25	0.000	979,132
	Total Texas			87,416,173

	Virginia (3.2%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,810,293
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,059,639
2,005,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,386,639
1,215,000	County of Arlington, General Obligation Bonds	08/15/30	2.500	1,304,029
6,040,000	Virginia College Building Authority, Revenue Bonds	09/01/27	5.000	7,641,909
1,835,000	Virginia College Building Authority, Revenue Bonds	02/01/28	5.000	2,347,897
5,000,000	Virginia Commonwealth Transportation Board, Revenue Bonds	05/15/24	5.000	5,671,493
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,364,623
1,205,000	Virginia Public School Authority, Revenue Bonds	08/01/26	5.000	1,481,046
	Total Virginia			28,067,568

	Washington (1.0%)
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	446,524
1,050,000	State of Washington, General Obligation Bonds	08/01/26	5.000	1,288,784
1,330,000	State of Washington, General Obligation Bonds, NPFG[3]	06/01/30	0.000	1,181,719
120,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	123,637
1,420,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	1,485,249
4,000,000	Washington State Housing Finance Commission, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	12/01/48	0.570	4,025,533
	Total Washington			8,551,446

	Wisconsin (0.6%)
300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	332,361
5,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[4]	08/02/21	0.020	5,000,000
	Total Wisconsin			5,332,361

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wyoming (0.4%)
$2,885,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000%	$3,180,925
	Total Wyoming			3,180,925
	Total Municipal Bonds (Cost $882,302,285)			921,802,768

TOTAL INVESTMENTS (Cost $882,302,285)[6]			103.8%	$921,802,768
LIABILITIES IN EXCESS OF OTHER ASSETS			(3.8)%	(33,382,115)
NET ASSETS			100.00%	$888,420,653)

[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2021 coupon or interest rate.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
[4]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2021.
[5]	Represent a security purchased on a when-issued basis.
[6]	The aggregate cost for federal income tax purposes is $882,302,285, the aggregate gross unrealized appreciation is $39,513,247 and the aggregate gross unrealized depreciation is $12,764, resulting in net unrealized appreciation of $39,500,483.

Abbreviations:

AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of’ July 31, 2021
Municipal Bonds	$–	$921,802,768	$–	$921,802,768
Total Investment, at value	$–	$921,802,768	$–	$921,802,768

*  For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.